Condensed Financial Information of DHT Holdings, Inc. - Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		$ 94,944	[1]	$ 77,292	[1]	$ 109,295	$ 166,775
Total current assets		193,323		167,137
Accounts receivable and accrued revenues	[1],[2]	60,196		42,212
Capitalized voyage expenses		1,633		0
Prepaid expenses		4,338		3,197
Bunkers, lube oils and consumables		32,212		23,675
Asset held for sale		0		20,762
Total current assets		193,323		167,137
Non-current assets
Net book value of vessels and time charter contracts		1,665,810		1,444,146
Advances for vessels under construction		0		114,759
Other property, plant and equipment		335		464
Investment in associate company		4,388		3,992
Total non-current assets		1,670,533		1,563,360
Total non-current assets		1,670,533		1,563,360
Total assets		1,863,856		1,730,497
Current liabilities
Accounts payable and accrued expenses	[1]	28,634		17,427
Accounts payable and accrued expenses		28,634		17,427
Derivative financial liabilities, current	[3]	1,250		545
Current portion long-term debt	[1]	93,815		65,053
Total current liabilities		123,699		83,026
Total current liabilities		123,699		83,026
Non-current liabilities
Long-term debt	[1]	873,460		721,151
Total non-current liabilities		878,489		721,579
Derivative financial liabilities, non-current	[3]	4,486		0
Other non-current liabilities		542		428
Total non-current liabilities		878,489		721,579
Total liabilities		1,002,188		804,605
Stockholders' equity
Common stock at par value		1,427		1,424
Treasury shares		1,364		0
Additional paid-in capital		1,145,107		1,140,794
Treasury shares		(1,364)		0
Accumulated deficit		(285,383)		(222,087)
Total stockholders' equity		861,668		925,892
Translation differences		32		85
Other reserves		1,848		5,676
Total stockholders' equity		861,668		925,892
Total liabilities and stockholders' equity		1,863,856		1,730,497
Parent Company [Member]
Current assets
Cash and cash equivalents		17,783		11,540		$ 6,043	$ 53,645
Accounts receivable and prepaid expenses		374		249
Deposit for vessel acquisition		0		114,759
Amounts due from related parties		36,216		7,992
Total current assets		54,372		134,540
Investments in subsidiaries		468,941		521,801
Loans to subsidiaries		563,349		481,012
Total current assets		54,372		134,540
Non-current assets
Investment in associate company		201		201
Total non-current assets		1,032,491		1,003,014
Total non-current assets		1,032,491		1,003,014
Total assets		1,086,864		1,137,555
Current liabilities
Accounts payable and accrued expenses		3,733		1,454
Current portion long-term debt		32,009		0
Total current liabilities		35,742		1,454
Total current liabilities		35,742		1,454
Non-current liabilities
Long-term debt		111,968		98,262
Total non-current liabilities		111,968		98,262
Total non-current liabilities		111,968		98,262
Total liabilities		147,710		99,716
Stockholders' equity
Common stock at par value		1,427		1,424
Treasury shares		(1,364)		0
Additional paid-in capital		1,097,099		1,096,793
Treasury shares		1,364		0
Accumulated deficit		(158,009)		(60,379)
Total stockholders' equity		939,154		1,037,838
Total stockholders' equity		939,154		1,037,838
Total liabilities and stockholders' equity		$ 1,086,864		$ 1,137,555

[1]	Amortized cost.
[2]	Cash and cash equivalents include $638 thousand in restricted cash in 2018 and $322 thousand in 2017, including employee withholding tax.
[3]	Fair value through profit or loss.